INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 23, 2021 TO THE STATEMENT OF ADDITIONAL
INFORMATION DATED AUGUST 28, 2020, AS REVISED SEPTEMBER 30, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified.” The disclosure in the Statement of Additional Information is updated as follows:
The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify each Fund as a “Diversified Fund.”
In addition and accordingly, each Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-PS-SAI-1-SUP-1 042321

INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 23, 2021 TO THE STATEMENT OF ADDITIONAL
INFORMATION DATED AUGUST 28, 2020, AS REVISED SEPTEMBER 30, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500® Pure Growth ETF (RPG)
Invesco S&P 500® Pure Value ETF (RPV)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified.” The disclosure in the Statement of Additional Information is updated as follows:
The sixth sentence of the first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify each Fund in the list of “Diversified Funds that may change to Non-Diversified.”
In addition and accordingly, each Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities), except as may be necessary to approximate the composition of its Underlying Index.
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except as may be necessary to approximate the composition of its Underlying Index.
Please Retain This Supplement For Future Reference.
P-PS-SAI-1-SUP-2 042321